Taxes on Income - Schedule of Provision for Income Taxes (Details) - Israeli [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Provision for Income Taxes [Line Items]
Tax at Israeli Statutory Rate, Amount	$ (767)
Tax at Israeli Statutory Rate, Percentage	(23.00%)
Changes in Valuation Allowances, Amount	$ 1,011
Changes in Valuation Allowances, Percentage	30.00%
Fair value revaluation, Amount	$ (1,276)
Fair value revaluation, Percentage	(38.00%)
PIPE expenses, Amount	$ 722
PIPE expenses, Percentage	22.00%
Share-based payment, Amount	$ 301
Share-based payment, Percentage	9.00%
Other adjustments, Amount	$ 9
Other adjustments, Percentage	0.00%
Effective Tax Rate, Amount
Effective Tax Rate, Percentage